Equity - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	May 25, 2018 shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued upon exercise of share options	1,286,228	1,286,228
Value of common shares issued upon exercise of share options	$ 675,000	$ 895,000
Transactions costs related to share issuance | $					$ 57,000
Number of common shares issued upon exercise of share options			923,077	923,077
Value of common shares issued upon exercise of share options			$ 676,000	$ 877,000
Proceeds from Coeur shares sale, net of transaction costs | $			17,815,000
Number of common shares issued upon exercise of share options					53,854	53,854
Value of common shares issued upon exercise of share options | $					$ 214,000
Fair value of share options recognized as (recovery) expense | $	(65,000)		926,000		892,000
Weighted average grant date fair value of options granted	$ 0.29		1.03		2.36		$ 0.38	$ 1.30		$ 3.07
Deferred Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1						1
Shares outstanding included in liabilities | $	$ 288,000		266,000
Share-based payments (recovery) expense | $	$ 22,000		77,000		189,000
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1						1
Shares outstanding included in liabilities | $	$ 84,000		97,000
Share-based payments (recovery) expense | $	$ (13,000)		33,000		64,000
Share based payment arrangement vesting period	3 years	3 years
Performance Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1						1
Shares outstanding included in liabilities | $	$ 66,000
Share-based payments (recovery) expense | $	$ 66,000		$ (142,000)		$ 142,000
Performance Share Units description	The PSUs are settled in cash and fully vest on December 31 starting in the grant year (the “Performance Period”).	The PSUs are settled in cash and fully vest on December 31 starting in the grant year (the “Performance Period”).
Maximum
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of share options allowed to be granted as percentage of number of issued shares	10.00%	10.00%
share options granted, term	5 years	5 years
Minimum
Disclosure Of Classes Of Share Capital [Line Items]
Share options vesting period	18 months	18 months
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares of common stock issued during period, warrants exercised					1,000,000	1,000,000
Common stock issued during period, value, warrants exercised					$ 4,141,000	$ 5,170,000
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	85,993,371		84,707,143		44,678,701		85,993,371	84,707,143		44,678,701
Number of shares outstanding	85,993,371		84,707,143		44,678,701		85,993,371	84,707,143		44,678,701
Bought Deal Financing
Disclosure Of Classes Of Share Capital [Line Items]
Common stock shares issued in financing					8,062,000	8,062,000
Proceeds from Coeur shares sale, net of transaction costs					$ 39,237,000	$ 49,380,000
Stock issuance transaction costs					$ 2,799,000	$ 3,523,000
Rye Patch
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares of common stock issued for acquisition			39,105,365					39,105,365	39,105,365
Common stock issued during period, value, acquisition			$ 69,771,000					$ 89,942,000
Transactions costs related to share issuance			$ 253,000	$ 327,000